DIVIDEND DISTRIBUTION	12 Months Ended
Dec. 31, 2017
DIVIDEND DISTRIBUTION
DIVIDEND DISTRIBUTION

17.    DIVIDEND DISTRIBUTION

Prior to the completion of Reorganization, the Board of Directors of Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology announced dividend of RMB 831.88 million in 2015. As at December 31, 2015, outstanding dividend payable was RMB 126.88 million, which was paid subsequently in February 2016.

On March 7, 2017, the Board of Directors approved an annual dividend distribution of USD 0.04 per ordinary share to shareholders of record as of the close of business on March 23, 2017, representing RMB 385.11 million in total, and was paid out of the Company’s capital premium account in March, 2017.